Government Grant Liabilities - Schedule of Government Grant Liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Government Grant Liabilities [Abstract]
Balance, beginning of year	$ 1,468,296
Current	829,216	$ 568,807
Non-current	789,127	899,489
Accretion interest expense	271,088
Gain on remeasurement due to change in forecast	(86,305)
Foreign exchange gain	(34,736)
Balance, end of year	$ 1,618,343	$ 1,468,296